PREVENTIA, INC.
                         8900 W. Olympic Blvd.#150
                         Beverly Hills, CA 90211

March 24, 2011

United States Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3561
Washington, D.C. 20549

     Re:  Preventia, Inc.
          Amendment No. 4 to Registration Statement on Form S-1
          Filed March 2, 2011
          File No. 333-171104

Dear Sir and/or Madam:

We have reviewed the Securities and Exchange Commission's comment letter dated March 15, 2011 and have the following responses.


Comment Letter dated March 15, 2011
-------------------------------------
Business Operations, page 18

General
1. Your response to prior comment 1 still does not appear to have addressed all third-party statements in your prospectus. Please provide us with the relevant portions of the following research reports you cite.

To expedite our review clearly mark each source to highlight the applicable portion or section containing the statistic. Also, tell us whether all or any of the research reports were prepared for you. Please also note SEC Release 33-7856, regarding the implications of including Internet addresses in your document. We note that you have included a hyperlink to a third-party website on page 22.

- "Based on our market research, we believe that there is a large market demand for occupational and brain training software applications."

The disclosure has been deleted.

- "Research has shown that cognitive performance of adults is threatened by stressful workplaces, which tend to produce poor conditions for occupational and brain improvement."

An alternative cite has been provided and, as a result, the hyperlink has been deleted. The relevant portion of the report is being sent under separate cover. This report was not prepared for the registrant.



Exhibits
2. We note that your response to prior comment 6 does not address whether the agreement with Dr. Friedman for up to $100,000 is in writing. Please file any agreements regarding this loan as an exhibit to the registration statement, or advise. See Item 601(b)(10)(ii)(A) of Regulation S-K.

The disclosure has been clarified that there are no written agreements with Dr. Friedman


Thank you for your time and consideration in this matter.

Sincerely,

/s/Murray Friedman, DDS
-----------------------
Murray Friedman, DDS
Chief Executive Officer